Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Schedule of Property and Equipment	Depreciation are provided for on a straight-line basis over the estimated useful lives of the related assets as follows:
Office equipment	4 years
Leasehold improvements	4 years
Motor vehicles	5 years

Schedule of Disaggregated Information

The following table presents disaggregated information of revenues by major service lines for the years ended March 31, 2026 and 2025, respectively:

	For the years ended March 31
	2025	2026	2026
	HK$	HK$	US$
Online advertising	10,728,665	10,862,227	1,385,488
Offline advertising and web banner	17,966,617	14,289,326	1,822,618
Strategic planning services	369,124	418,331	53,359
Other services	1,407,725	3,147,679	401,489
	30,472,131	28,717,563	3,662,954
	For the years ended March 31
	2025	2026	2026
	HK$	HK$	US$
Point in time	12,136,390	14,004,721	1,786,316
Over time	18,335,741	14,712,842	1,876,638
	30,472,131	28,717,563	3,662,954